Expected credit loss measurement	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Note 19

Expected credit loss measurement
a) Expected credit losses in the period
Total net credit loss expenses were USD 143 m in 2023, reflecting net credit loss expenses of USD 23 m related to stage 1 and 2 positions and net credit loss expenses of

USD
120
m related to credit-impaired

(stage 3) positions.
›
Refer to Note 19b for more information regarding changes to expected credit loss

models, scenarios, scenario weights and the
post-model adjustments

and to Note 19c for more information regarding the development of ECL allowances and provisions
Stage 3

net

expenses

of

USD
120
m

were

recognized

across

a

number

of

defaulted

positions,

with

net

expenses

of
USD 56
m

in

the

Investment

Bank,

USD
37
m

in

Personal

&

Corporate

Banking

and

USD
27
m

in

Global

Wealth
Management.

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items
1
1 0 1
Total 23 120 143
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 1 0 0 0
Total 29 0 29
For the year ended 31.12.21
Global Wealth Management (28) (1) (29)
Personal & Corporate Banking (62) (24) (86)
Asset Management 0 1 1
Investment Bank (34) 0 (34)
Non-core and Legacy 0 0 0
Group Items
1
0 0 0
Total (123) (25) (148)
1 Starting with the third quarter of 2023, Non-core and Legacy became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been restated to reflect these changes.

b) Changes to

ECL models, scenarios,

scenario weights

and key inputs

Refer to

Note 1a for

information about

the

principles governing expected

credit

loss (ECL)

models, scenarios,

scenario
weights and

key inputs applied.

Governance
Comprehensive

cross-functional

and cross-divisional

governance

processes are

in place

and are

used to

discuss and

approve
scenario updates and weights,

to assess whether

significant increases in credit

risk resulted in

stage transfers, to

review
model outputs

and to reach conclusions

regarding post-model

adjustments.

Model changes
During 2023, the model review and enhancement

process led to adjustments of the probability

of default (PD), loss given
default (LGD) and credit conversion

factor (CCF) models, resulting

in a USD
27 m increase in ECL allowances. This includes
an increase

of USD
16
m

in

the Investment

Bank, mainly

related to

lending to
Large corporate

clients
,

and a

USD
12 m
increase in Personal

& Corporate Banking,

mainly related

to lending to
Large corporate

clients

and
SME clients.
Scenario and

key input updates
During 2023, the scenarios and related macroeconomic factors were updated from those applied at the end

of 2022 by
considering

the prevailing

economic

and political

conditions

and uncertainty.

The review

focused

on events

that significantly
changed the economic outlook during the year:

the inflation outlook and economic growth

in Europe, and

rising global
interest rates

due to central

banks’ adoption

of more restrictive

monetary policies.
Baseline

scenario
: the

projections

of the

baseline scenario,

which are

aligned

to the

economic and

market assumptions

used
for

UBS’s

business

planning

purposes,

are broadly

in line

with

external

benchmarks,

such

as that

from Bloomberg

Consensus,
Oxford Economics

and the International

Monetary Fund World Economic

Outlook. The expectation

for 2024 is that global
growth slows

down under

the weight of

monetary policy

tightening and

continued pressure

on real purchasing

power due
to high, though falling inflation,

and fading fiscal support. Unemployment

rates are forecast to increase

slightly from their
2023 levels.

Interest rates are

expected to

remain high,

given the

persistence of inflationary pressures, leading

to a

less
optimistic outlook

for house prices

worldwide,

including in

Switzerland.

Mild debt crisis scenario
: The first hypothetical downside scenario is the mild debt crisis scenario. At the beginning of the second quarter

of 2023,

UBS replaced

the global

crisis scenario

applied

at the

end of

2022 and

at the

end of

the first

quarter
of 2023 with the mild debt crisis

scenario. Economic,

market and political

developments suggested

that the scenario suite
should be rebalanced by reintroducing

a mild downside scenario. The mild debt crisis scenario

covers similar risks, but the
assumptions

are milder

than the

global

crisis

scenario.

Therefore,

the scenario

shocks

are less

severe.

It assumes

that political,
solvency and liquidity concerns cause a

sell-off of sovereign debt in

emerging markets and the peripheral Eurozone. The
global economy

and financial

markets are

negatively

affected,

and central

banks are

assumed to

ease their

monetary policy.
Stagflationary geopolitical crisis scenario:
The second

downside scenario is

aligned with

the 2024

Group binding

stress
scenario and was updated in 2023

to reflect expected risks, resulting in minimal changes.

Geopolitical tensions cause an
escalation

of security

concerns

and undermine

globalization.

The ensuing

economic

regionalization

leads

to a

surge

in global
commodity prices and further disruptions

of supply chains,

and raises the specter of prolonged stagflation. Central

banks
are forced

to further

tighten monetary policy

to contain

inflationary pressures. The severe

interest rate and

house price
assumptions in the scenario had a substantive impact on model-based ECL allowances for loans secured by mortgages in
Switzerland and the

US. These

effects were

partly offset by

post-model adjustment releases related to

loans secured by
mortgages. Refer

to the section

below on “Scenario

weights and post-model

adjustments” for

more details.
Asset price

inflation scenario:
The upside

scenario is

based on

positive developments, such

as an

easing of

geopolitical
tensions across

the globe

and a rebound

in Chinese

economic growth.

A combination

of lower commodity

prices, effective
monetary

policies

and easing

supply chain

disruptions

helps to

reduce inflation.

Improved

consumer

and business

sentiment
lead to

a global

economic rebound,

enabling central

banks to

normalize interest

rates, which

causes asset

prices to

increase
significantly.
The table below details the key assumptions for the four scenarios applied as of 31 December 2023.
Scenario weights and post-model adjustments
The scenario weights did not change during 2023, but the

scenario suite was adjusted in the second quarter of 2023

to
replace one of

the two severe downside

scenarios with a

mild downside scenario.

The mild debt

crisis scenario, developed
in early 2023,

was introduced

in the scenario

suite with the

same weight as

the more

severe global crisis

scenario, i.e.,
15
%,

to

balance

a

somewhat

more

optimistic

outlook

with

milder

scenario

assumptions.

The

weights

were

kept
unchanged for the stagflationary geopolitical crisis, baseline and asset price inflation scenarios, i.e., 25%, 60 % and 0%, respectively.

The weights are shown in the table below.
However, unquantifiable risks continue to be relevant, as the geopolitical risks remained high in 2023, and the

impact on
the world economy from

escalations with unforeseeable consequences could be

severe. In the near

term, this uncertainty
relates

primarily

to

developments

in

the

Russia–Ukraine

and

Middle

East

conflicts.

Models,

which

are

based

on
supportable

statistical

information

from

past

experiences

regarding

interdependencies

of

macroeconomic

factors

and
their implications for credit risk portfolios, cannot comprehensively reflect such extraordinary events, such as a pandemic
or

a

fundamental

change

in

the

world

political

order.

Rather

than

creating

multiple

additional

scenarios

to

attempt
gauging these risks and applying model parameters that

lack supportable information and cannot be robustly

validated,
management continued to also apply post-model adjustments.

Total

stage 1

and

2

allowances

and

provisions

were

USD
580
m

as

of

31 December

2023

and

included

post-model
adjustments of

USD
133
m (31 December

2022: USD
131
m). Overlays

are to

cover for

uncertainty levels,

including the
geopolitical situation.

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.23 31.12.22
Asset price inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 0.0
Stagflationary geopolitical crisis 25.0 25.0
Global crisis 0.0 15.0

Scenario assumptions One year Three years cumulative
31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (% change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (% change)
United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (% change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (% change)
Single-Family Homes 6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (% change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Scenario assumptions One year Three years cumulative
31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis Global crisis
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis Global crisis
Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)
United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 25 (6) 235 (326) 70 (13) 205 (291)
EUR 20 48 250 (271) 58 45 220 (247)
CHF 25 46 220 (210) 63 57 205 (160)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes 6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized

in the period are impacted by a variety

of factors, such as:
–
the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;

–
the effect of

passage of

time (lower residual

lifetime PD and

the effect of

discount unwind) as

the ECL on

an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements

from

a

maximum

12-month

ECL to

the

recognition

of lifetime

ECL (and

vice versa)

following transfers
between stages 1 and 2;

–
movements from stages 1 and 2 to stage 3 (credit-impaired status)

when default has become certain and PD increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-off; and
–
foreign exchange translations for assets denominated in

foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit lines

in scope of ECL requirements

between the beginning and

the end of the

period due to the
factors listed above.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2022 (1,091) (260) (267) (564)
Net movement from new and derecognized transactions
1
(11) (27) 9 7
of which: Private clients with mortgages (5) (8) 3 0
of which: Real estate financing (2) (4) 3 0
of which: Large corporate clients 2 (8) 3 7
of which: SME clients (3) (3) 0 0
of which: Other (4) (4) 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(140) 8 (7) (142)
of which: Private clients with mortgages 3 1 3 (1)
of which: Real estate financing (2) 2 (5) 0
of which: Large corporate clients (76) 3 (3) (76)
of which: SME clients (56) 1 (1) (55)
of which: Other (10) 1 0 (11)

of which: Financial intermediaries and hedge funds
0 0 1 0

of which: Loans to financial advisors
1 0 0 0
Remeasurements without stage transfers
3
35 7 14 14
of which: Private clients with mortgages 5 (5) 14 (3)
of which: Real estate financing 5 2 3 (1)
of which: Large corporate clients 15 13 10 (8)
of which: SME clients 44 (1) 1 44
of which: Other (34) (2) (14) (18)

of which: Sovereigns
(15) 0 (15)

0

of which: Loans to financial advisors
(7) 1 0 (8)
Model changes
4
(27) (18) (9) 0
Movements with profit or loss impact
5
(143) (30) 7 (120)
Movements without profit or loss impact (write-off, FX and other)
6
(10) (18) (13) 21
Balance as of 31 December 2023 (1,244) (308) (272) (664)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements with

profit or

loss impact:

Stages 1

and 2

ECL allowances

and provisions increased

on a

net basis

by USD
23 m:
–
Net movement

from new

and derecognized

transactions

includes USD
27
m stage

1 expenses

and USD
9
m stage

2
releases: Stage 1 expenses are primarily

driven by new loans secured by

real estate and corporate lending. The residual
effect is spread across other lending segments. Stage 2

releases are largely driven by redemption of real estate lending in Personal & Corporate Banking and Global Wealth Management.
– Remeasurements with stage transfers

include USD
8
m releases in

stage 1 and USD
7
m expenses in

stage 2. This

mainly
includes the transfer of a few large corporate and real estate financing transactions from stage 1 to 2 (i.e., releases in
stage 1 and related but generally higher expenses in stage

2), driven by rating downgrades and scenario effects.
– Remeasurements without stage transfers

include stage 1 releases of USD
7 m and stage 2 releases of USD 14 m. These
releases of USD 21
m relate to large corporate lending

(USD
23 m) and real estate lending (USD 14 m), substantially due
to scenario effects, partly offset by expenses to a single

sovereign counterparty (USD
15 m).
– Model changes : refer to Note 19b for more information.
Movements without

profit or

loss impact
: Stages

1 and

2 allowances

increased by

USD
31
m, almost

entirely driven

by
FX. Stage

3 allowances

decreased

by USD
21
m, driven

by FX

and other

movements

of USD
48
m, partly

offset

by net
write-offs / recoveries of USD 69 m.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8)

0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact (write-off, FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (260) (267) (564)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note 1a, the assessment of a significant increase in credit risk (an

SICR) considers a number of qualitative
and quantitative

factors to

determine whether

a stage

transfer between

stage 1 and

stage 2 is

required, although

the
primary assessment considers changes in PD based on rating analyses and economic outlook. Additionally, UBS AG takes
into consideration

counterparties

that have

moved to

a credit

watch list

and those

with payments

that are

at least

30
days past due.

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2023 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
On- and off-balance sheet
(272) (197) (23) (53)
of which: Private clients with mortgages (89) (69) 0 (21)
of which: Real estate financing (26) (21) 0 (5)
of which: Large corporate clients (66) (48) (15) (2)
of which: SME clients (38) (23) (5) (9)
of which: Financial intermediaries and hedge funds (4) (4) 0 0 of which: Loans to financial advisors (1) 0 0 (1)
of which: Credit cards (13) (13)
of which: Other (33) (31) (2) (1)

d) Maximum exposure to credit risk
The tables

below provide UBS AG’s

maximum exposure to

credit risk for

financial instruments subject

to ECL

requirements
and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of

financial
instruments.
The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and the

related exposures,

which can differ

in certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk
31.12.23
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 171.8 171.8
Amounts due from banks
4
28.2 0.2 4.8 0.1 23.1
Receivables from securities financing transactions
measured at amortized cost
74.1 0.0 70.7 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
32.3 22.8 9.5
Loans and advances to customers 405.6 31.4 105.2 222.7 24.9 2.8 18.7
Other financial assets measured at amortized cost 54.3 0.1 0.8 0.0 1.5 51.9
Total financial assets measured at amortized cost 766.4 31.5 176.8 222.7 33.9 22.8 0.0 2.9 275.7
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 768.6 31.5 176.8 222.7 33.9 22.8 0.0 2.9 277.9
Guarantees
7
33.2 1.6 19.8 0.2 1.8 2.0 7.8
Irrevocable loan commitments 43.9 0.2 2.0 1.8 8.9 0.0 1.0 30.0
Forward starting reverse repurchase and securities
borrowing agreements 10.4 10.4 0.0
Committed unconditionally revocable credit lines 47.4 0.5 9.1 7.1 5.1 0.6 25.1
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 134.8 2.3 41.3 9.0 15.7 0.0 0.0 3.5 62.9
31.12.22
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Amounts due from banks
4
14.7 0.0 0.1 14.6
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 390.0 36.1 115.9 197.8 19.6 3.0 17.6
Other financial assets measured at amortized cost 53.4 0.1 0.5 0.0 1.3 51.4
Total financial assets measured at amortized cost 730.4 36.2 181.0 197.9 23.4 22.9 0.0 3.0 266.1
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 732.6 36.2 181.0 197.9 23.4 22.9 0.0 3.0 268.3
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Irrevocable loan commitments 39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting reverse repurchase and securities
borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 43.6 0.2 8.2 6.0 6.2 0.5 22.5
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 109.4 1.6 24.4 7.5 14.7 0.0 0.1 3.3 58.0
1 Of which: USD 1,637
m for 31 December 2023

(31 December 2022: USD
1,372
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
105
m for 31 December 2023

(31 December
2022: USD 113
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and

other collateral. For

the purpose of this

disclosure, UBS AG

applies a risk-based

approach that generally prioritizes

collateral according to its

liquidity profile. In the

case of loan facilities
with funded and unfunded elements, the

collateral is first allocated to the funded element.

3 Includes but is not limited to life insurance contracts,

rights in respect of subscription or capital commitments from fund partners, inventory, mortgage loans, gold

and other commodities.

4 Amounts due from banks include amounts held with third-party banks on behalf of clients.

The credit risk associated with these balances may be
borne by those clients.

5 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents

the netting potential not recognized on the balance sheet. Refer to

Note 21 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through
the Fixed Income Clearing Corporation

(FICC). As part of

this arrangement, UBS guarantees

FICC for prompt and

full payment and performance

of the clients‘ respective

obligations under the FICC rules.

The Group
minimizes its liability under

these guarantees by obtaining

a security interest in

the cash or high-quality

securities collateral that the

clients place with the

clearing house; therefore,

the risk of loss

is expected to be
remote.

e) Financial assets subject to credit risk by rating category
The table

below shows

the

credit quality

and the

maximum exposure

to credit

risk based

on

UBS AG’s internal

credit
rating system and

year-end stage

classification. Under

IFRS 9, the

credit risk

rating reflects

UBS AG’s assessment

of the
probability of default of individual counterparties,

prior to substitutions. The amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control” section of this

report for more details regarding UBS AG’s internal grading system

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 171,573 215 0 0 43 0 171,832 (26) 171,806 of which: stage 1 171,573 215 0 0 0 0 171,788 0 171,788
of which: stage 2 0 0 0 0 43 0 43 (26) 18
Amounts due from banks 811 25,095 1,359 463 485 0 28,213 (7) 28,206 of which: stage 1 811 25,095 1,354 462 476 0 28,198 (6) 28,191 of which: stage 2 0 0 5 1 9 0 15 (1) 14
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
of which: stage 1 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
Cash collateral receivables on derivative instruments 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300 of which: stage 1 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300
Loans and advances to customers 5,993 196,897 82,867 89,738 28,486 2,586 406,568 (935) 405,633
of which: stage 1 5,993 195,590 80,534 82,633 20,916 0 385,666 (173) 385,493
of which: stage 2 0 1,307 2,333 7,106 7,570 0 18,316 (185) 18,131 of which: stage 3 0 0 0 0 0 2,586 2,586 (577) 2,009
Other financial assets measured at amortized cost 25,727 20,541 678 6,770 499 206 54,421 (87) 54,334 of which: stage 1 25,727 20,539 659 6,619 353 0 53,897 (16) 53,882 of which: stage 2 0 2 19 151 146 0 317 (5) 312
of which: stage 3 0 0 0 0 0 206 206 (66) 141
Total financial assets measured at amortized cost 248,802 272,281 97,400 115,386 30,802 2,792 767,462 (1,057) 766,407
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 250,024 273,131 97,400 115,547 30,802 2,792 769,696 (1,057) 768,640
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees 17,771 7,306 4,268 2,800 948 118 33,211 (40)
of which: stage 1 17,771 7,267 4,219 2,301 774 0 32,332 (14)
of which: stage 2 0 39 49 499 174 0 761 (7)
of which: stage 3 0 0 0 0 0 118 118 (19)
Irrevocable loan commitments 1,720 13,920 9,834 11,142 7,345 56 44,018 (95)
of which: stage 1 1,720 13,920 9,781 10,845 5,818 0 42,085 (55)
of which: stage 2 0 0 53 298 1,527 0 1,878 (38)
of which: stage 3 0 0 0 0 0 56 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 135 0 0 10,373 0
Total off-balance sheet financial instruments 29,643 21,228 14,186 14,077 8,293 174 87,601 (134)
Credit lines
Committed unconditionally revocable credit lines 2,604 17,303 10,893 11,950 4,616 56 47,421 (49)
of which: stage 1 2,604 16,903 10,553 11,452 3,941 0 45,452 (39)
of which: stage 2 0 400 341 497 675 0 1,913 (10)
of which: stage 3 0 0 0 0 0 56 56 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 826 501 4 4,183 (4)
of which: stage 1 4 1,803 1,045 824 493 0 4,169 (3)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,609 19,105 11,939 12,776 5,117 59 51,604 (53)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Amounts due from banks 862 11,150 832 996 837 0 14,676 (6) 14,671 of which: stage 1 862 11,150 832 996 836 0 14,675 (5) 14,670 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
measured at amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on derivative instruments 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033 of which: stage 1 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
Loans and advances to customers 6,491 216,824 68,444 76,147 20,891 2,012 390,810 (783) 390,027
of which: stage 1 6,491 215,332 66,202 69,450 15,557 0 373,032 (129) 372,903
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at amortized cost 29,011 16,649 447 6,708 450 210 53,475 (86) 53,389 of which: stage 1 29,011 16,646 427 6,426 336 0 52,846 (17) 52,829 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets measured at amortized cost 242,660 274,337 85,731 103,216 23,102 2,222 731,269 (890) 730,379
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance sheet financial instruments 243,966 275,178 85,731 103,308 23,102 2,222 733,508 (890) 732,618
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees 7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase and securities borrowing agreements 2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet financial instruments 11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable credit lines 2,288 16,483 9,247 11,885 3,739 36 43,677 (40)
of which: stage 1 2,288 15,777 8,960 11,355 3,429 0 41,809 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation of existing loans 7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 18,421 10,736 12,753 4,131 37 48,373 (42)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied to determine point-in-time PD and LGD rely on market and statistical data, which has been found to

correlate

well

with

historically

observed

defaults

in sufficiently

homogeneous

segments.

The risk

sensitivities

for
each of the ECL reporting segments to such factors are summarized in Note 9.
Sustainability and climate risk
Sustainability

and

climate

risk

may

negatively

affect

clients

or

portfolios

due

to

direct

or

indirect

transition

costs,

or
exposure to physical risks in locations likely to be impacted by climate change. Such effects could lead to a deterioration in credit

worthiness, which

in turn

would have

an impact

on ECLs.

While some

macroeconomic indicators

used in

the
current PD models could be

influenced by climate change, UBS

currently does not use a specific

sustainability and climate
risk scenario in addition

to the typically four

general economic scenarios applied to

derive the weighted-average ECL. The
rationale

for

the

approach

at

this

point

in

time

is

the

significance

of

model

risks

and

challenges

in

calibration

and
probability weight assessment given the paucity of

data.

Instead, UBS AG focuses

on the process

of vetting clients

and business transactions

and takes individual

actions, where
transition risk is deemed to

be a significant driver of

a counterparty’s credit worthiness.

This review process may

lead to
a downward revision of the counterparty

’s credit rating, or the adoption of

risk mitigating actions, and hence

affect the
individual contribution to ECLs.
At the

portfolio

level,

UBS

has started

to

use

stress

loss assumptions

to assess

the

extent

to which

sustainability

and
climate risk may

affect the quality

of the loans

extended to

small and medium-sized

enterprises, large corporate

clients
and financial institutions. Initial tests were based on a set of assumptions presented by external parties (such as the Bank of England), and complemented by internally derived climate pathway scenarios. Such analysis undertaken during 2022, and reassessed during 2023, concluded that the counterparties are not expected to be significantly impacted by physical or transition risks,

mainly as

there are no

material risk concentrations

in high-risk

sectors. The analysis

of the corporate
loan book has also shown

that any potential significant

impacts from transition costs

or physical risks would

materialize
over

a

time

horizon

that

exceeds

in

most

cases

the

contractual

lifetime

of

the

underlying

assets.

Based

on

current
information

on regulatory

developments,

this

would

also apply

to the

portfolio

of

private clients’

mortgages

and real
estate financing, given the long lead times for investments

in upgrading the housing stock.
As a result of the aforementioned factors, it was assessed that the magnitude of any impact of sustainability and climate risk on

the weighted

-average

ECL would

not be

material

as of

31 December

2023. Therefore,

no specific

post-model
adjustment was made in this regard.
›
Refer to “UBS AG consolidated supplemental disclosures

required under SEC regulations” for the maturity profile of UBS AG’s core loan book

Forward-looking scenarios
Depending on

the scenario

selection and

related

macroeconomic

assumptions for

the risk

factors, the

components of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given

growth assumption

,

e.g., low

growth with

high interest

rates in

a stagflation

scenario, versus
low growth and falling

interest rates

in a recession. Management

generally looks for scenario

narratives that reflect

the
key risk drivers of a given credit portfolio.
As forecasting

models are complex,

due to

the combination of

multiple factors, simple

what-if analyses involving

a change
of individual parameters

do not necessarily provide

realistic information on

the exposure of

segments to changes

in the
macroeconomy.

Portfolio-specific

analyses

based

on

their

key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other

segments would be ignored. The table

below indicates some sensitivities to ECLs,

if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2023
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild Debt
Crisis Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (3) (104) (3) (14)
+0.50% 3 125 6 17
+1.00% 7 274 14 42
Unemployment rate (absolute change)
–1.00% (4) (142) (6) (20)
–0.50% (2) (76) (3) (11)
+0.50% 2 89 3 13
+1.00% 5 188 7 26
Real GDP growth (relative change)
–2.00% 10 27 11 14
–1.00% 6 13 6 8
+1.00% (3) (12) (6) (6)
+2.00% (5) (22) (7) (10)
House Price Index (relative change)
–5.00% 16 174 25 46
–2.50% 8 84 12 21
+2.50% (7) (76) (9) (18)
+5.00% (11) (149) (19) (34)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 4 10 8 6
–5.00% 2 5 3 2
+5.00% (2) (5) (3) (2)
+10.00% (3) (8) (5) (4)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes

to the

economic conditions for

stage 1 and

stage 2 positions.

The ECL

impact is

calculated for

material
portfolios and disclosed for each scenario.
The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter.
Changes to these timelines may have an effect on ECLs:

depending on the cycle, a longer or shorter forecasting

horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS, as a large

proportion of loans,

including mortgages in

Switzerland, have maturities

that are within the

forecasting
horizon.
Scenario weights and stage allocation

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (133) (43) (10) (521) (63) (368)
Real estate financing (52) (34) (21) (200) (36) (125)
Large corporate clients (152) (108) (53) (252) (146) (234)
SME clients (103) (85) (57) (186) (96) (164)
Other segments (140) (126) (78) (162) (151) (302)
Total (580) (396) (219) (1,322) (492) (1,193)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis 100% Global crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown

in the

table

above,

the

ECLs for

stage 1

and stage

2 positions

would

have

been

USD
396
m (31

December
2022:

USD
329
m)

instead

of

USD
580
m (31

December

2022:

USD
526
m)

if ECLs

had

been

determined

solely

on the
baseline scenario
. The weighted-average ECL therefore amounted

to
146% (31 December 2022: 160%) of the baseline
value. The effects of weighting each of the four scenarios 100%

are shown in the table above.
Stage allocation and SICR
The determination of

what constitutes an

SICR is based

on management judgment,

as explained in

Note 1a. Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any
scenario.

The

relevance

of the

SICR trigger

on overall

ECL is

demonstrated

in the

table

above

with the

indication that

the

ECL
allowances and provisions for stage 1 and stage

2 positions would have been USD
1,193 m, if all non-impaired positions
across the portfolio

had been measured for

lifetime ECLs irrespective

of their actual

SICR status. This amount

compares
with actual stage 1 and 2 allowances and provisions of USD 580 m as of 31 December 2023.
Maturity profile
The maturity

profile is

an important

driver in

ECLs, in

particular for

transactions in

stage 2.

A transfer

of a

transaction
into stage

2 may

therefore have a

significant effect on

ECLs. The

current maturity profile

of most

lending books

is relatively
short.

Lending to

large corporate

clients is

generally between

one and

two years,

with related

loan commitments

up to

four
years. Real estate lending is generally between two and three years in Switzerland, with long-dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.
A

significant

portion

of

our

lending

to

SMEs

and

Real

estate

financings

is

documented

under

multi-purpose

credit
agreements, which

allow for

various forms

of utilization

but are

unconditionally cancelable

by UBS

at any

time: (i) for
drawings under such agreements with a fixed

maturity, the respective term is applied for ECL

calculations, or a maximum
of 12 months in stage
1; (ii) for unused credit lines and all drawings that

have no fixed maturity (e.g., current accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products are sensitive

to shortening or extending the maturity assumption.